LONG-TERM OBLIGATIONS DEBT SUMMARY TABLE (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Nov. 26, 2012	Mar. 26, 2012
Debt Instrument
Long-term debt	$ 1,572.9
Total debt	1,575.8	$ 1,796.2
Notes payable and current portion of long-term debt	13.8	66.4
Long-term debt, less current portion	1,562.0	1,729.8
Capital Lease Obligations
Debt Instrument
Capital lease obligations	2.9	4.9
Other Debt Obligations
Debt Instrument
Long-term debt	11.8	16.7
6-1/2% Senior Notes due April 1, 2020
Debt Instrument
Long-term debt	300.0	300.0		$ 300.0
6-1/2% Senior Notes due April 1, 2020 | Senior Notes
Debt Instrument
Long-term debt	297.9	297.2
Securitization 2015
Debt Instrument
Long-term Line of Credit	0.0	206.5
6% Senior Notes due May 15, 2021
Debt Instrument
Long-term debt	850.0	850.0	$ 850.0
6% Senior Notes due May 15, 2021 | Senior Notes
Debt Instrument
Long-term debt	842.5	840.8
Credit Agreement 2014
Debt Instrument
Long-term debt	428.6	439.2
Credit Agreement 2014 | Credit Agreement
Debt Instrument
Long-term debt	$ 420.7	$ 430.1